Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions
Related party transactions

Note 23 : Related party transactions

Other than compensation to directors and stock options available to the directors, there were no transactions with other related parties in the years 2025, 2024 and 2023.

ZHEJIANG TIANLAN [Member]
Related party transactions
Related party transactions
20.	Related party transaction

There was no engineering service income from an investment in 2025 (2024: Nil) and there was remuneration to key management personnel of approximately RMB2,634,000 (2024: RMB 2,037,000).